Document And Entity Information (USD $)	3 Months Ended
	Dec. 21, 2011	Dec. 20, 2011	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Pacific Ethanol, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		85,110,068
Entity Public Float			$ 18,727,000
Amendment Flag	false
Entity Central Index Key	0000778164
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 21, 2011
Document Fiscal Year Focus	2011